COMMITMENTS AND CONTINGENCIES - Defined Benefit Pension Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) yr	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Long-term pension liability	$ 1,960	$ 1,632
Net (loss) gain on long-term pension liability adjustment	$ 592	$ (897)	$ (843)
Qualification age defined benefit plan, maximum | yr	60